UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON ETF INVESTMENT TRUST

LEGG MASON EMERGING MARKETS

DIVERSIFIED CORE ETF

FORM N-Q

JANUARY 31, 2018

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited)	January 31, 2018

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.5%
CONSUMER DISCRETIONARY - 12.0%
Auto Components - 0.3%
Bosch Ltd.	39	$11,871
Cheng Shin Rubber Industry Co., Ltd.	8,000	13,944
Hyundai Mobis Co., Ltd.	70	16,224
Motherson Sumi Systems Ltd.	1,741	10,058

Total Auto Components		52,097

Automobiles - 3.1%
Bajaj Auto Ltd.	229	11,991
Brilliance China Automotive Holdings Ltd.	8,000	20,453
BYD Co., Ltd., Class H Shares	1,500	14,122
Dongfeng Motor Group Co., Ltd., Class H Shares	8,000	10,452
Ford Otomotiv Sanayi AS	2,037	32,535
Geely Automobile Holdings Ltd.	10,000	32,022
Great Wall Motor Co., Ltd., Class H Shares	8,000	9,767
Guangzhou Automobile Group Co., Ltd., Class H Shares	6,000	13,591
Hero MotoCorp Ltd.	153	8,882
Hyundai Motor Co.	74	11,226
Kia Motors Corp.	297	9,637
Mahindra & Mahindra Ltd.	1,710	20,591
Maruti Suzuki India Ltd.	230	34,353
PT Astra International Tbk	375,700	238,522
Tata Motors Ltd.	3,207	20,169	*
Tofas Turk Otomobil Fabrikasi AS	3,508	29,789
UMW Holdings Berhad	7,200	12,598	*

Total Automobiles		530,700

Diversified Consumer Services - 0.4%
Kroton Educacional SA	3,486	17,780
New Oriental Education & Technology Group Inc., ADR	300	27,627
TAL Education Group, ADR	606	19,738

Total Diversified Consumer Services		65,145

Hotels, Restaurants & Leisure - 2.0%
Genting Berhad	36,600	90,426
Genting Malaysia Berhad	50,100	70,823
Minor International PCL	49,700	69,821	(a)
OPAP SA	5,768	77,342
Yum China Holdings Inc.	804	37,298

Total Hotels, Restaurants & Leisure		345,710

Household Durables - 0.3%
Arcelik AS	7,047	35,754
Haier Electronics Group Co., Ltd.	4,000	13,704

Total Household Durables		49,458

Internet & Direct Marketing Retail - 0.7%
Ctrip.com International Ltd., ADR	800	37,424	*
JD.com Inc., ADR	1,400	68,922	*
Vipshop Holdings Ltd., ADR	1,000	16,530	*

Total Internet & Direct Marketing Retail		122,876

Leisure Products - 0.1%
Giant Manufacturing Co., Ltd.	2,000	11,220

Media - 2.0%
Astro Malaysia Holdings Berhad	22,300	14,875
Cyfrowy Polsat SA	4,979	35,809
Grupo Televisa SA	24,963	103,343
Naspers Ltd.	582	166,179
PT Surya Citra Media Tbk	134,400	27,004
Zee Entertainment Enterprises Ltd.	1,069	10,024

Total Media		357,234

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	SHARES	VALUE
Multiline Retail - 1.4%
El Puerto de Liverpool SAB de CV, Class C1 Shares	2,086	$15,466
Lojas Renner SA	1,555	18,478
PT Matahari Department Store Tbk	47,500	39,470
Robinson PCL	12,800	29,323	(a)
S.A.C.I. Falabella	13,332	139,992

Total Multiline Retail		242,729

Specialty Retail - 0.7%
FF Group	894	21,400	*
Home Product Center PCL	63,100	28,608
Home Product Center PCL	30,700	13,919	(a)
Hotai Motor Co., Ltd.	1,000	13,021
JUMBO SA	2,229	44,057

Total Specialty Retail		121,005

Textiles, Apparel & Luxury Goods - 1.0%
ANTA Sports Products Ltd.	3,000	14,458
CCC SA	496	42,670
Eclat Textile Co., Ltd.	1,020	10,237
Feng Tay Enterprise Co., Ltd.	2,120	10,038
LPP SA	23	66,895
Pou Chen Corp.	10,000	13,450
Shenzhou International Group Holdings Ltd.	2,000	20,645

Total Textiles, Apparel & Luxury Goods		178,393

TOTAL CONSUMER DISCRETIONARY		2,076,567

CONSUMER STAPLES - 11.4%
Beverages - 1.3%
Ambev SA	4,711	32,456
Anadolu Efes Biracilik Ve Malt Sanayii AS	4,253	31,519
China Resources Beer Holdings Co., Ltd.	16,000	60,440
Coca-Cola Icecek AS	1,523	14,587
Compania Cervecerias Unidas SA	747	10,700
Fomento Economico Mexicano SAB de CV	3,560	34,755
Tsingtao Brewery Co., Ltd., Class H Shares	4,000	22,294
United Spirits Ltd.	177	9,111	*

Total Beverages		215,862

Food & Staples Retailing - 3.2%
Bid Corp., Ltd.	2,293	51,333
BIM Birlesik Magazalar AS	3,231	64,635
Cencosud SA	9,035	28,147
CP ALL PCL	34,200	87,083
CP ALL PCL	11,400	29,028	(a)
Magnit PJSC, Registered Shares, GDR	4,873	109,643
Pick n Pay Stores Ltd.	2,505	14,434
President Chain Store Corp.	4,000	39,594
Shoprite Holdings Ltd.	2,534	52,782
Spar Group Ltd.	1,710	29,592
Sun Art Retail Group Ltd.	20,000	27,152
Wal-Mart de Mexico SAB de CV	9,780	24,466

Total Food & Staples Retailing		557,889

Food Products - 4.2%
Charoen Pokphand Foods PCL	19,400	14,618
Charoen Pokphand Foods PCL	3,300	2,487	(a)
China Huishan Dairy Holdings Co., Ltd.	25,000	0	*(a)(b)(c)
China Mengniu Dairy Co., Ltd.	26,000	84,920
CJ CheilJedang Corp.	32	10,743
Felda Global Ventures Holdings Berhad	23,100	11,912
Genting Plantations Berhad	4,000	10,283

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	SHARES	VALUE
Food Products - (continued)
Gruma SA de CV, Class B Shares	713	$8,526
Grupo Bimbo SAB de CV, Series A Shares	4,822	11,757
IOI Corp. Berhad	36,500	43,919
Kuala Lumpur Kepong Berhad	8,400	54,351
Nestle India Ltd.	78	9,149
Orion Corp.	105	11,504	*
Pioneer Foods Group Ltd.	793	8,742
PPB Group Berhad	8,700	38,972
PT Charoen Pokphand Indonesia Tbk	146,200	37,673
PT Indofood CBP Sukses Makmur Tbk	42,700	27,827
PT Indofood Sukses Makmur Tbk	74,600	43,183
Sime Darby Plantation Berhad	22,900	32,313	*
Standard Foods Corp.	4,388	11,261
Thai Union Group PCL	14,200	9,385
Thai Union Group PCL, Class F Shares	14,100	9,319	(a)
Tiger Brands Ltd.	1,041	40,511
Tingyi (Cayman Islands) Holding Corp.	20,000	41,674
Ulker Biskuvi Sanayi AS	3,074	19,443
Uni-President Enterprises Corp.	36,000	86,463
Want Want China Holdings Ltd.	56,000	49,467

Total Food Products		730,402

Household Products - 0.9%
Hindustan Unilever Ltd.	1,954	41,944
Kimberly-Clark de Mexico SAB de CV, Class A Shares	5,023	9,411
PT Unilever Indonesia Tbk	27,000	109,706

Total Household Products		161,061

Personal Products - 0.7%
Amorepacific Corp.	39	10,938
Dabur India Ltd.	1,738	9,742
Godrej Consumer Products Ltd.	872	14,395
Hengan International Group Co., Ltd.	7,000	67,113
LG Household & Health Care Ltd.	12	13,227
Marico Ltd.	1,770	8,582

Total Personal Products		123,997

Tobacco - 1.1%
British American Tobacco (Malaysia) Berhad	2,300	20,169
ITC Ltd.	10,017	42,735
KT&G Corp.	190	18,950
PT Gudang Garam Tbk	8,400	50,851
PT Hanjaya Mandala Sampoerna Tbk	160,400	58,704

Total Tobacco		191,409

TOTAL CONSUMER STAPLES		1,980,620

ENERGY - 8.1%
Energy Equipment & Services - 0.7%
China Oilfield Services Ltd., Class H Shares	12,000	14,312
Dialog Group Berhad	119,900	78,749
Sapura Energy Berhad	158,300	30,663

Total Energy Equipment & Services		123,724

Oil, Gas & Consumable Fuels - 7.4%
Bharat Petroleum Corp., Ltd.	1,636	12,606
China Petroleum & Chemical Corp., Class H Shares	88,000	76,046
China Shenhua Energy Co., Ltd., Class H Shares	14,000	43,579
CNOOC Ltd.	64,000	99,649
Coal India Ltd.	2,841	13,422
Formosa Petrochemical Corp.	14,000	59,563
Gazprom PJSC	18,609	47,207	*
Grupa Lotos SA	1,027	18,235
GS Holdings Corp.	156	10,138
Hindustan Petroleum Corp., Ltd.	1,816	11,306
Indian Oil Corp., Ltd.	1,491	9,774
Kunlun Energy Co., Ltd.	12,000	11,904
Lukoil PJSC	711	46,976
MOL Hungarian Oil & Gas PLC	11,184	136,627

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - (continued)
Novatek PJSC, Registered Shares, GDR	86	$11,447
Oil & Natural Gas Corp., Ltd.	5,756	18,421
PetroChina Co., Ltd., Class H Shares	68,000	53,895
Petroleo Brasileiro SA	3,073	20,544	*
Petronas Dagangan Berhad	9,800	61,901
Polski Koncern Naftowy Orlen SA	2,424	78,617
Polskie Gornictwo Naftowe i Gazownictwo SA	18,291	35,867
PT Adaro Energy Tbk	80,400	14,713
PT United Tractors Tbk	10,900	31,670
PTT Exploration and Production PCL	2,700	10,259	(a)
PTT PCL	1,400	21,992	(a)
Reliance Industries Ltd.	5,471	82,748
Rosneft Oil Co.	2,240	13,688
S-Oil Corp.	109	12,555
SK Innovation Co., Ltd.	167	31,982
Tatneft	2,805	28,315
Thai Oil PCL	2,500	8,182	(a)
Tupras-Turkiye Petrol Rafinerileri AS	3,521	108,162
Ultrapar Participacoes SA	484	12,387
Yanzhou Coal Mining Co., Ltd., Class H Shares	10,000	17,437

Total Oil, Gas & Consumable Fuels		1,271,814

TOTAL ENERGY		1,395,538

FINANCIALS - 16.2%
Banks - 13.1%
Agricultural Bank of China Ltd., Class H Shares	22,000	13,499
Akbank TAS	10,749	31,246
AMMB Holdings Berhad	10,800	13,355
Axis Bank Ltd.	1,752	16,351
Banco de Chile	86,562	14,789
Banco de Credito e Inversiones	173	13,287
Banco Santander Chile	261,000	22,046
Banco Santander SA, Class B Shares	5,509	8,687
Bangkok Bank PCL, Registered Shares	2,190	15,523
Bank of China Ltd., Class H Shares	42,000	25,288
Bank of the Philippine Islands	9,590	22,283
Bank Pekao SA	765	31,077
Bank Zachodni WBK SA	153	19,208
Barclays Africa Group Ltd.	1,693	25,739
BDO Unibank Inc.	22,900	68,298
China Construction Bank Corp., Class H Shares	54,000	62,265
China Merchants Bank Co., Ltd., Class H Shares	4,000	19,610
CIMB Group Holdings Berhad	17,700	32,923
Commercial International Bank	18,226	80,521
Credicorp Ltd.	184	42,620
CTBC Financial Holding Co., Ltd.	23,880	17,452
Grupo Financiero Banorte SAB de CV, Class O Shares	11,079	70,956
Grupo Financiero Inbursa SAB de CV, Class O Shares	7,088	12,541
Hana Financial Group Inc.	402	19,613

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	SHARES	VALUE
Banks - (continued)
Hong Leong Bank Berhad	3,800	$18,134
ICICI Bank Ltd.	2,849	15,819
Industrial & Commercial Bank of China Ltd., Class H Shares	52,000	49,190
Itau CorpBanca	954,277	9,688
Kasikornbank PCL	8,400	61,954
Kasikornbank PCL	6,000	44,061
KB Financial Group Inc.	396	24,957	*
Komercni Banka AS	1,821	83,636
Krung Thai Bank PCL	7,900	5,045
Krung Thai Bank PCL	7,800	4,981	(a)
Malayan Banking Berhad	18,700	48,456
mBank SA	121	18,446	*
Mega Financial Holding Co., Ltd.	18,000	15,625
Metropolitan Bank & Trust Co.	8,170	15,846
Moneta Money Bank AS	10,778	44,764
Nedbank Group Ltd.	741	16,514
OTP Bank PLC	3,564	165,231
Powszechna Kasa Oszczednosci Bank Polski SA	4,338	59,208	*
PT Bank Central Asia Tbk	70,700	120,003
PT Bank Danamon Indonesia Tbk	31,100	16,609
PT Bank Mandiri (Persero) Tbk	133,600	81,327
PT Bank Negara Indonesia (Persero) Tbk	48,600	34,122
PT Bank Rakyat Indonesia (Persero) Tbk	378,100	104,490
Public Bank Berhad	15,500	87,407
Sberbank of Russia PJSC	32,938	155,013	*
Shinhan Financial Group Co., Ltd.	350	17,470	*
Siam Commercial Bank PCL	8,200	41,236
Siam Commercial Bank PCL	5,500	27,658	(a)
Standard Bank Group Ltd.	3,378	57,219
State Bank of India	2,066	10,216
Turkiye Garanti Bankasi AS	12,012	39,298
Turkiye Halk Bankasi AS	4,836	13,054
Turkiye Is Bankasi, Class C Shares	5,943	12,735
Turkiye Vakiflar Bankasi T.A.O., Class D Shares	6,707	13,444
VTB Bank PJSC	25,325,567	22,033	*
Yes Bank Ltd.	2,100	11,718

Total Banks		2,265,784

Capital Markets - 0.3%
B3 SA - Brasil Bolsa Balcao	1,762	14,423
Egyptian Financial Group-Hermes Holding Co.	9,558	11,052
Moscow Exchange MICEX-RTS PJSC	10,493	21,470	*

Total Capital Markets		46,945

Diversified Financial Services - 1.2%
Ayala Corp.	2,820	57,719
FirstRand Ltd.	5,620	31,548
Fubon Financial Holding Co., Ltd.	8,000	14,877
Grupo de Inversiones Suramericana SA	1,483	20,965
GT Capital Holdings Inc.	1,070	28,054
Haci Omer Sabanci Holding AS	6,532	19,944
Metro Pacific Investments Corp.	166,600	20,979
Remgro Ltd.	988	19,704

Total Diversified Financial Services		213,790

Insurance - 1.1%
Cathay Financial Holding Co., Ltd.	6,000	11,240
China Life Insurance Co., Ltd., Class H Shares	4,000	13,525
China Pacific Insurance (Group) Co., Ltd., Class H Shares	2,800	14,210
Discovery Ltd.	1,201	17,119
PICC Property & Casualty Co., Ltd., Class H Shares	6,000	12,456
Ping An Insurance Group Co. of China Ltd., Class H Shares	4,000	47,375
Powszechny Zaklad Ubezpieczen SA	2,262	30,927
Samsung Fire & Marine Insurance Co., Ltd.	50	13,532
Samsung Life Insurance Co., Ltd.	121	14,617
Sanlam Ltd.	3,176	23,647

Total Insurance		198,648

Real Estate Management & Development - 0.2%
Agile Group Holdings Ltd.	6,000	10,769
China Jinmao Holdings Group Ltd.	30,000	19,558

Total Real Estate Management & Development		30,327

Thrifts & Mortgage Finance - 0.3%
Housing Development Finance Corp., Ltd.	1,944	59,779

TOTAL FINANCIALS		2,815,273

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	SHARES	VALUE
HEALTH CARE - 5.9%
Biotechnology - 0.9%
3SBio Inc.	9,000	$18,339	*
Celltrion Inc.	358	105,839	*
Medy-Tox Inc.	24	13,665
SillaJen Inc.	219	21,719	*

Total Biotechnology		159,562

Health Care Equipment & Supplies - 0.1%
Shandong Weigao Group Medical Polymer Co., Ltd., Class H Shares	16,000	11,842

Health Care Providers & Services - 1.1%
Celltrion Healthcare Co., Ltd.	139	17,833	*
Life Healthcare Group Holdings Ltd.	16,803	38,694
Netcare Ltd.	14,236	31,305
Qualicorp SA	1,300	12,482
Shanghai Pharmaceuticals Holding Co., Ltd., Class H Shares	10,200	26,730
Sinopharm Group Co., Ltd., Class H Shares	12,400	54,767

Total Health Care Providers & Services		181,811

Health Care Technology - 0.1%
Alibaba Health Information Technology Ltd.	36,000	18,822	*

Life Sciences Tools & Services - 0.2%
Samsung Biologics Co., Ltd.	84	34,494	*

Pharmaceuticals - 3.5%
Aspen Pharmacare Holdings Ltd.	5,280	120,654
Aurobindo Pharma Ltd.	1,759	17,434
Cadila Healthcare Ltd.	1,424	9,527
China Medical System Holdings Ltd.	13,000	27,886
China Resources Pharmaceutical Group Ltd.	7,500	9,875
Cipla Ltd.	1,908	17,753
CSPC Pharmaceutical Group Ltd.	40,000	88,768
Dr. Reddy’s Laboratories Ltd.	752	26,295
Glenmark Pharmaceuticals Ltd.	1,438	13,690
Hanmi Pharm. Co., Ltd.	38	21,245	*
Hanmi Science Co., Ltd.	103	10,128	*
Hypermarcas SA	1,300	14,828
Lupin Ltd.	1,571	21,805
Piramal Enterprises Ltd.	458	19,694
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H Shares	4,500	26,145
Sihuan Pharmaceutical Holdings Group Ltd.	32,000	12,272
Sino Biopharmaceutical Ltd.	36,000	66,361
Sun Pharmaceutical Industries Ltd.	7,238	66,020
Yuhan Corp.	88	19,201

Total Pharmaceuticals		609,581

TOTAL HEALTH CARE		1,016,112

INDUSTRIALS - 8.6%
Aerospace & Defense - 0.2%
Aselsan Elektronik Sanayi Ve Ticaret AS	2,546	22,528
Embraer SA	1,952	12,266

Total Aerospace & Defense		34,794

Airlines - 0.8%
Air China Ltd., Class H Shares	10,000	14,624
AirAsia Berhad	15,300	16,251
EVA Airways Corp.	26,368	13,977
Latam Airlines Group SA	3,098	53,601
Turk Hava Yollari Anonim Ortakligi	7,903	34,670	*

Total Airlines		133,123

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	SHARES	VALUE
Commercial Services & Supplies - 0.1%
China Everbright International Ltd.	8,000	$12,231

Construction & Engineering - 0.9%
China Communications Construction Co., Ltd., Class H Shares	16,000	19,103
China Railway Construction Corp. Ltd., Class H Shares	13,500	16,412
China Railway Group Ltd., Class H Shares	20,000	15,366
China State Construction International Holdings Ltd.	8,000	11,577
Gamuda Berhad	14,700	19,310
IJM Corp. Berhad	26,900	21,325
Larsen & Toubro Ltd.	2,391	53,565

Total Construction & Engineering		156,658

Electrical Equipment - 0.3%
Bharat Heavy Electricals Ltd.	8,775	13,776
Havells India Ltd.	1,671	13,715
Shanghai Electric Group Co., Ltd., Class H Shares	22,000	8,943	*
Teco Electric & Machinery Co., Ltd.	12,000	11,570
Zhuzhou CRRC Times Electric Co., Ltd., Class H Shares	2,000	11,070

Total Electrical Equipment		59,074

Industrial Conglomerates - 4.4%
Aboitiz Equity Ventures Inc.	25,070	37,532
Alfa SAB de CV, Class A Shares	23,990	30,020
Alliance Global Group Inc.	56,700	16,955	*
Beijing Enterprises Holdings Ltd.	2,000	12,285
Bidvest Group Ltd.	13,397	282,715
CITIC Ltd.	22,000	34,704
DMCI Holdings Inc.	45,200	12,688
Far Eastern New Century Corp.	23,000	20,557
Fosun International Ltd.	12,000	28,349
Grupo Carso SA de CV, Series A1 Shares	2,558	9,625
Hap Seng Consolidated Berhad	5,200	12,968
JG Summit Holdings Inc.	42,370	63,183
Koc Holding AS	9,029	43,984
LG Corp.	189	15,770
Samsung C&T Corp.	117	15,558
Siemens Ltd.	567	11,554
Sime Darby Berhad	22,900	17,978
SK Holdings Co., Ltd.	58	17,299
SM Investments Corp.	3,345	66,835
Turkiye Sise ve Cam Fabrikalari AS	8,750	11,646

Total Industrial Conglomerates		762,205

Machinery - 0.6%
Ashok Leyland Ltd.	6,394	12,677
China Conch Venture Holdings Ltd.	5,000	13,998
CRRC Corp. Ltd., Class H Shares	12,000	11,888
Eicher Motors Ltd.	61	25,770
Haitian International Holdings Ltd.	3,000	9,377
Hiwin Technologies Corp.	1,060	13,729
WEG SA	1,655	12,311
Weichai Power Co., Ltd.	8,000	10,002

Total Machinery		109,752

Marine - 0.1%
MISC Berhad	10,200	19,758

Transportation Infrastructure - 1.2%
Adani Ports and Special Economic Zone Ltd.	3,433	23,109
Beijing Capital International Airport Co., Ltd., Class H Shares	8,000	12,129
CCR SA	2,934	14,431
China Merchants Port Holdings Co., Ltd.	4,000	10,585
COSCO SHIPPING Ports Ltd.	8,000	8,376
Grupo Aeroportuario del Pacifico SAB de CV, Class B Shares	2,476	25,951
Grupo Aeroportuario del Sureste SAB de CV, Class B Shares	1,674	32,560

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	SHARES	VALUE
Transportation Infrastructure - (continued)
International Container Terminal Services Inc.	6,270	$13,872
Malaysia Airports Holdings Berhad	8,000	18,575
Promotora y Operadora de Infraestructura SAB de CV	1,616	16,545
TAV Havalimanlari Holding AS	1,922	11,327
Westports Holdings Berhad	9,800	8,800
Zhejiang Expressway Co., Ltd., Class H Shares	10,000	11,837

Total Transportation Infrastructure		208,097

TOTAL INDUSTRIALS		1,495,692

INFORMATION TECHNOLOGY - 3.6%
Electronic Equipment, Instruments & Components - 0.3%
AAC Technologies Holdings Inc.	500	8,360
Hon Hai Precision Industry Co., Ltd.	6,300	19,930
Sunny Optical Technology Group Co., Ltd.	1,000	13,844

Total Electronic Equipment, Instruments & Components		42,134

Internet Software & Services - 1.6%
Alibaba Group Holding Ltd., ADR	500	102,145	*
Baidu Inc., ADR	100	24,692	*
Tencent Holdings Ltd.	2,600	154,086

Total Internet Software & Services		280,923

IT Services - 1.0%
Cielo SA	6,188	52,208
HCL Technologies Ltd.	1,037	16,044
Infosys Ltd.	3,534	63,847
Tata Consultancy Services Ltd.	804	39,327

Total IT Services		171,426

Semiconductors & Semiconductor Equipment - 0.5%
SK Hynix Inc.	134	9,223
Taiwan Semiconductor Manufacturing Co., Ltd.	8,000	69,994

Total Semiconductors & Semiconductor Equipment		79,217

Technology Hardware, Storage & Peripherals - 0.2%
Samsung Electronics Co., Ltd.	18	42,057

TOTAL INFORMATION TECHNOLOGY		615,757

MATERIALS - 9.6%
Chemicals - 2.4%
Asian Paints Ltd.	1,030	18,312
Formosa Chemicals & Fibre Corp.	6,000	22,439
Formosa Plastics Corp.	8,000	28,409
Grupa Azoty SA	480	10,144
LG Chem Ltd.	43	17,396
Mexichem SAB de CV	4,026	11,419
Nan Ya Plastics Corp.	6,000	16,490
Petkim Petrokimya Holding AS	14,654	30,973
Petronas Chemicals Group Berhad	75,300	157,255
PhosAgro PJSC, Registered Shares, GDR	893	14,154
PTT Global Chemical PCL	5,100	15,673	(a)
Sasol Ltd.	792	28,555
Sinopec Shanghai Petrochemical Co., Ltd., Class H Shares	64,000	39,189
UPL Ltd.	1,123	13,267

Total Chemicals		423,675

Construction Materials - 2.9%
Ambuja Cements Ltd.	2,276	9,402
Anhui Conch Cement Co., Ltd., Class H Shares	15,000	82,645
Cementos Argos SA	5,193	20,677
Cemex SAB de CV	34,738	28,911	*
China National Building Material Co., Ltd., Class H Shares	40,000	42,748
Grasim Industries Ltd.	611	11,163
Grupo Argos SA	3,071	22,334
PT Indocement Tunggal Prakarsa Tbk	84,700	137,914
PT Semen Indonesia (Persero) Tbk	140,000	116,593
Shree Cement Ltd.	31	8,374

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	SHARES	VALUE
Construction Materials - (continued)
Siam Cement PCL, Registered Shares	600	$9,425
Ultratech Cement Ltd.	175	12,040

Total Construction Materials		502,226

Metals & Mining - 3.8%
Alrosa PAO	18,374	26,643	*
Aluminum Corp. of China Ltd., Class H Shares	48,000	32,521	*
China Molybdenum Co., Ltd., Class H Shares	42,000	32,322
Compania de Minas Buenaventura SA, ADR	1,270	19,596
Eregli Demir ve Celik Fabrikalari TAS	33,745	89,379
Grupo Mexico SAB de CV, Series B Shares	8,957	31,628
Hindalco Industries Ltd.	3,785	15,234
Hyundai Steel Co.	239	12,757
Industrias Penoles SAB de CV	450	10,428
Jiangxi Copper Co., Ltd., Class H Shares	19,000	32,158
JSW Steel Ltd.	2,361	10,876
KGHM Polska Miedz SA	914	30,067
Korea Zinc Co., Ltd.	26	12,539
MMC Norilsk Nickel PJSC	396	81,556
Novolipetsk Steel PJSC	7,630	20,022
POSCO	55	19,598
Press Metal Aluminium Holdings Berhad	33,000	48,936
Severstal PAO	653	10,729
Southern Copper Corp.	673	32,674
Vale SA	1,541	20,049
Vedanta Ltd.	4,984	26,713
Zijin Mining Group Co., Ltd., Class H Shares	80,000	40,293

Total Metals & Mining		656,718

Paper & Forest Products - 0.5%
Empresas CMPC SA	6,034	23,735
Lee & Man Paper Manufacturing Ltd.	13,000	15,322
Mondi Ltd.	355	9,480
Nine Dragons Paper Holdings Ltd.	21,000	32,697

Total Paper & Forest Products		81,234

TOTAL MATERIALS		1,663,853

REAL ESTATE - 4.6%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Fortress REIT Ltd., Class A Shares	9,262	13,792
Fortress REIT Ltd., Class B Shares	6,858	17,414
Growthpoint Properties Ltd.	18,507	43,368
Hyprop Investments Ltd.	2,272	22,248
Redefine Properties Ltd.	45,019	41,119
Resilient REIT Ltd.	2,467	24,240

Total Equity Real Estate Investment Trusts (REITs)		162,181

Real Estate Management & Development - 3.7%
Ayala Land Inc.	103,000	88,845
BR Malls Participacoes SA	6,600	26,620
China Evergrande Group	13,000	42,959	*
China Overseas Land & Investment Ltd.	18,000	69,721

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	SHARES	VALUE
Real Estate Management & Development - (continued)
China Resources Land Ltd.	12,000	$47,861
China Vanke Co., Ltd., Class H Shares	4,700	23,011
Country Garden Holdings Co., Ltd.	23,000	49,454
Fullshare Holdings Ltd.	32,500	15,331
Guangzhou R&F Properties Co., Ltd., Class H Shares	4,000	11,249
Longfor Properties Co., Ltd.	7,000	22,863
Megaworld Corp.	135,000	13,026
Multiplan Empreendimentos Imobiliarios SA	600	13,661
NEPI Rockcastle PLC	2,872	39,009
Robinsons Land Corp.	21,500	8,759
Shimao Property Holdings Ltd.	7,000	20,894
Sino-Ocean Group Holding Ltd.	16,500	13,647
SM Prime Holdings Inc.	118,700	85,381
Sunac China Holdings Ltd.	8,000	38,401

Total Real Estate Management & Development		630,692

TOTAL REAL ESTATE		792,873

TELECOMMUNICATION SERVICES - 12.4%
Diversified Telecommunication Services - 3.2%
Bharti Infratel Ltd.	5,697	31,529
China Telecom Corp., Ltd., Class H Shares	40,000	19,789
China Unicom (Hong Kong) Ltd.	22,000	32,961	*
Chunghwa Telecom Co., Ltd.	22,000	81,899
KT Corp.	402	11,162
KT Corp., ADR	1,028	15,369
PT Telekomunikasi Indonesia Persero Tbk	789,500	235,284
PT Tower Bersama Infrastructure Tbk	30,700	14,102
Telekom Malaysia Berhad	18,200	28,716
Telkom South Africa SOC Ltd.	2,405	10,466
True Corp. PCL	136,500	29,418	*
True Corp. PCL	109,348	23,566	*(a)
Turk Telekomunikasyon AS	15,824	26,706	*

Total Diversified Telecommunication Services		560,967

Wireless Telecommunication Services - 9.2%
Advanced Info Service PCL	15,700	96,496
Advanced Info Service PCL, Registered Shares	11,700	71,911	(a)
America Movil SAB de CV, Series L Shares	120,878	113,203
Axiata Group Berhad	45,000	65,692
Bharti Airtel Ltd.	9,879	68,271
China Mobile Ltd.	19,000	200,623
DiGi.Com Berhad	50,300	63,879
Far EasTone Telecommunications Co., Ltd.	10,000	26,076
Globe Telecom Inc.	1,495	55,370
Idea Cellular Ltd.	12,120	17,626	*
Maxis Berhad	30,700	47,888
Mobile TeleSystems PJSC, ADR	12,700	154,178
MTN Group Ltd.	12,378	137,298
PLDT Inc.	4,030	123,257
PT XL Axiata Tbk	48,400	10,809	*
SK Telecom Co., Ltd.	475	118,100

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	SHARES	VALUE
Wireless Telecommunication Services - (continued)
Taiwan Mobile Co., Ltd.	10,000	$38,256
Tim Participacoes SA	6,859	29,064
Turkcell Iletisim Hizmetleri AS	23,798	98,889
Vodacom Group Ltd.	4,010	55,345

Total Wireless Telecommunication Services		1,592,231

TOTAL TELECOMMUNICATION SERVICES		2,153,198

UTILITIES - 6.1%
Electric Utilities - 3.2%
Enel Americas SA	96,051	22,466
Enel Chile SA	89,429	11,275
Korea Electric Power Corp.	3,516	117,710	*
PGE Polska Grupa Energetyczna SA	24,345	86,525	*
RAO UES PJSC	1,138,000	76,726	*
RusHydro PJSC	3,513,000	45,528	*
Tata Power Co., Ltd.	16,559	23,158
Tauron Polska Energia SA	29,173	26,423	*
Tenaga Nasional Berhad	37,400	151,414

Total Electric Utilities		561,225

Gas Utilities - 1.2%
China Gas Holdings Ltd.	12,000	35,129
China Resources Gas Group Ltd.	8,000	26,334
ENN Energy Holdings Ltd.	6,000	46,327
GAIL India Ltd.	6,472	48,741
Korea Gas Corp.	342	15,805	*
Petronas Gas Berhad	8,000	36,739

Total Gas Utilities		209,075

Independent Power and Renewable Electricity Producers - 1.1%
CGN Power Co., Ltd., Class H Shares	86,000	24,296
China Longyuan Power Group Corp., Ltd., Class H Shares	24,000	17,549
China Resources Power Holdings Co., Ltd.	12,000	22,151
Colbun SA	42,637	10,602
Enel Generacion Chile SA	10,160	9,720
Engie Brasil Energia SA	1,386	15,635
Huaneng Power International Inc., Class H Shares	32,000	20,658
Huaneng Renewables Corp., Ltd., Class H Shares	32,000	11,086
NTPC Ltd.	22,987	61,548

Total Independent Power and Renewable Electricity Producers		193,245

Multi-Utilities - 0.2%
YTL Corp. Berhad	40,392	15,855
YTL Power International Berhad	30,294	9,715

Total Multi-Utilities		25,570

Water Utilities - 0.4%
Aguas Andinas SA, Class A Shares	16,291	10,972
Beijing Enterprises Water Group Ltd.	32,000	23,031
Companhia de Saneamento Basico do Estado de Sao Paulo	868	9,911
Guangdong Investment Ltd.	20,000	29,760

Total Water Utilities		73,674

TOTAL UTILITIES		1,062,789

TOTAL COMMON STOCKS (Cost - $13,288,832)		17,068,272

INVESTMENTS IN UNDERLYING FUNDS - 0.3%
Vanguard International Equity Index Funds - Vanguard Emerging Markets Stock Index Fund, Vanguard FTSE Emerging Markets ETF Shares (Cost - $43,787)	900	44,856

PREFERRED STOCKS - 1.3%
CONSUMER DISCRETIONARY - 0.1%
Multiline Retail - 0.1%
Lojas Americanas SA	2,503	13,277

CONSUMER STAPLES - 0.1%
Beverages - 0.1%
Embotelladora Andina SA, Class B Shares	2,064	10,066

ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Petroleo Brasileiro SA	5,023	31,059	*

FINANCIALS - 0.6%
Banks - 0.6%
Banco Bradesco SA	2,063	26,387
Bancolombia SA	1,837	21,011
Itau Unibanco Holding SA	1,790	29,361
Itausa - Investimentos Itau SA	5,378	22,366

TOTAL FINANCIALS		99,125

MATERIALS - 0.1%
Chemicals - 0.1%
Sociedad Quimica y Minera de Chile SA, Class B Shares	471	26,389

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY		SHARES	VALUE
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Telefonica Brasil SA		2,339	$39,534

TOTAL PREFERRED STOCKS (Cost - $125,301)			219,450

	EXPIRATION DATE	RIGHTS
RIGHTS - 0.0%
Agile Group Holdings Ltd.	2/1/18	120	0	*(a)(b)
Piramal Enterprises Ltd.	3/30/18	19	109	*(a)
Robinsons Land Corp.	2/8/18	5,776	304	*(a)

TOTAL RIGHTS (Cost - $0)			413

TOTAL INVESTMENTS - 100.1% (Cost - $13,457,920)			17,332,991
Liabilities in Excess of Other Assets - (0.1)%			(10,350)

TOTAL NET ASSETS - 100.0%			$17,322,641

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(b)	Value is less than $1.

(c)	Security is valued using significant unobservable inputs (See Note 1).

Abbreviations used in this schedule:

ADR	— American Depositary Receipts

ETF	— Exchange-Traded Fund

GDR	— Global Depositary Receipts

PJSC	— Private Joint Stock Company

REIT	— Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Emerging Markets Diversified Core ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed partially in-kind for a basket of securities and partially in cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to track the investment results of the QS DBI Emerging Markets Diversified Index (the “Underlying Index”). The Underlying Index seeks to provide exposure to equity securities in emerging markets and is based on a proprietary methodology created and sponsored by QS Investors, LLC, the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant

Notes to Schedule of Investments (unaudited) (continued)

and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$1,963,504	$113,063	—		$2,076,567
Consumer Staples	1,939,786	40,834	$0	*	1,980,620
Energy	1,355,105	40,433	—		1,395,538
Financials	2,782,634	32,639	—		2,815,273
Materials	1,648,180	15,673	—		1,663,853
Telecommunication Services	2,057,721	95,477	—		2,153,198
Other Common Stocks	4,983,223	—	—		4,983,223
Investments in Underlying Funds	44,856	—	—		44,856
Preferred Stocks	219,450	—	—		219,450
Rights	—	413	—		413

Total Investments	$16,994,459	$338,532	$0	*	$17,332,991

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason ETF Investment Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 26, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 26, 2018